As filed with the Securities and Exchange             Registration No. 333-01107
Commission on October 30, 1997                        Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        Post-Effective Amendment No. 7 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ------
           X       on December 31, 1997 pursuant to paragraph (a)(1) of Rule 485
         ------

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                  LOCATION - PROSPECTUS DATED
                                                                 MAY 1, 1997 AND AS AMENDED BY
   FORM N-4                                                       SUPPLEMENTS DATED AUGUST 21,
   ITEM NO.                 PART A (PROSPECTUS)                    1997 AND DECEMBER 31, 1997

      1         Cover Page.................................  Cover Page, and as amended

      2         Definitions................................  Definitions

      3         Synopsis...................................  Prospectus Summary; Fee Table, and as
                                                             amended

      4         Condensed Financial Information............  Condensed Financial Information;
                                                             Appendix VII - Condensed Financial
                                                             Information

      5         General Description of Registrant,
                Depositor, and Portfolio Companies.........  The Company; Variable Annuity Account
                                                             C; The Funds, and as amended

      6         Deductions and Expenses....................  Charges and Fees During the
                                                             Accumulation Period, and as amended

      7         General Description of Variable Annuity
                Contracts..................................  Purchase; Miscellaneous

      8         Annuity Period.............................  Annuity Period

      9         Death Benefit..............................  Death Benefit

      10        Purchases and Contract Value...............  Purchase; Determining Individual Account
                                                             Current Value

      11        Redemptions................................  Contract Rights; Additional Withdrawal
                                                             Options

      12        Taxes......................................  Tax Status

      13        Legal Proceedings..........................  Miscellaneous - Legal Proceedings and
                                                             Legal Matters

      14        Table of Contents of the Statement of
                Additional Information.....................  Statement of Additional Information -
                                                             Table of Contents


                                                                   LOCATION - STATEMENT OF
   FORM N-4                  PART B (STATEMENT OF                  ADDITIONAL INFORMATION
   ITEM NO.                ADDITIONAL INFORMATION)                    DATED MAY 1, 1997

      15        Cover Page.................................  Cover page

      16        Table of Contents.........................   Table of Contents

      17        General Information and History...........   General Information and History

      18        Services..................................   General Information and History;
                                                             Independent Auditors

      19        Purchase of Securities Being Offered......   Offering and Purchase of Contracts

      20        Underwriters..............................   Offering and Purchase of Contracts

      21        Calculation of Performance Data...........   Performance Data; Average Annual
                                                                Total Return Quotations

      22        Annuity Payments..........................   Annuity Payments

      23        Financial Statements......................   Financial Statements


                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated in Part A and Part B of the Post-Effective Amendment No. 7, respectively, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 14, 1997 (Accession No. 0000950146-97-000593), and by reference to a Supplement to the Prospectus dated August 21, 1997, as contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 20, 1997 (Accession No. 0000950146-97-001317) and by reference to a Supplement to the Prospectus dated December 31, 1997 which is included in this filing.

                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account C
            Retirement Plus and Voluntary Tax-Deferred Annuity Plans
                      Supplement Dated December 31, 1997 to
           Prospectus Dated May 1, 1997 as amended on August 21, 1997


The Prospectus dated May 1, 1997 as amended by Supplement dated August 21, 1997, is amended as follows:

Prospectus - Page 12
The text above the tables in "Option A" and "Option B" under "CHARGES AND FEES DURING THE ACCUMULATION PERIOD" is replaced by the following:

Option A

A Contract Holder may select any of the charges and fees elections under Option A below. Under Option A, a transfer credit may apply to transfers to the Company of assets not previously held by the Company. See "Determining Individual Account Current Value--Transfer Credits" and Appendices II and III. If a Contract is acquired by exchange, and a transfer credit will apply, then for existing Participants of the exchanged contract, the Option A charges and fees schedule set forth below with a Withdrawal Fee for 10 years will apply. See Appendix VI. New Participants of a Contract acquired by exchange will be subject to the charges and fees schedule selected by the Contract Holder.

The charges and fees shown below for Contract Holders are the maximum Contract charges which will apply. There are conditions under which these charges and fees may be reduced for certain Contract Holders. See "REDUCTION OF MORTALITY AND EXPENSE RISK AND/OR ADMINISTRATIVE CHARGES" and "REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE."

Option B

Charges and fees elections under Option B are available if:

 a) the Company will receive all future allocations of assets of the Contract Holder's Plan(s); and

 b) the Contract Holder is transferring assets to the Company in an amount which satisfies the then current rules of the Company, applied in a nondiscriminatory manner.

If a Contract is acquired by exchange, then for existing Participants of the exchanged contract, the Option B charges and fees schedule set forth below with a Withdrawal Fee for 10 years will apply. See Appendix VI. New Participants of a Contract acquired by exchange will be subject to the charges and fees schedule selected by the Contract Holder. If a Contract Holder selects a charges and fees election under Option B, no transfer credit will apply.

The charges and fees shown below for Contract Holders are the maximum Contract charges which will apply. There are conditions under which these charges and fees may be reduced for certain Contract Holders. See "REDUCTION OF MORTALITY AND EXPENSE RISK AND/OR ADMINISTRATIVE CHARGES" and "REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE."

                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                The Date of this Supplement is December 31, 1997
X01107-97

Prospectus - Page 14

The following will be inserted after the section "ADMINISTRATIVE EXPENSE CHARGES" under "CHARGES AND FEES DURING THE ACCUMULATION PERIOD":

     REDUCTION OF MORTALITY AND EXPENSE RISK AND/OR ADMINISTRATIVE CHARGES

Mortality and expense risk and/or administrative charges may be reduced from the maximum shown in the table for each Aggregate Current Value for a Contract Holder under various conditions as agreed to by us and by the Contract Holder in writing. Any reduction to the mortality and expense risk and/or administrative charges will reflect differences in expenses for administration after taking into consideration factors such as the following:

[bullet] The Plan design. For example, the Plan design may favor stability of invested assets and limit the conditions for withdrawals, loans, and investment options available which in turn will lower administrative expenses.

[bullet] The number of eligible Participants and the program's participation rate.

[bullet] The frequency, consistency and method of submitting Contributions and loan repayments.

[bullet] The projected annual Contributions for all Participants in the program.

[bullet] The method and extent of onsite services such as enrollment and ongoing Participant services.

[bullet] The Contract Holder's support and involvement in the communication, enrollment, Participant education, and other administrative services.

[bullet] The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk and/or administrative expense charges on a basis that is not unfairly discriminatory. We will make any reduction in mortality and expense risk and/or administrative changes according to the Company's rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Prospectus - Page 13
The following will be inserted after the section "ANNUAL MAINTENANCE FEE" under "CHARGES AND FEES DURING THE ACCUMULATION PERIOD":

                REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE

The annual Maintenance Fee may be reduced or eliminated for Contract Holders having an Aggregate Current Value greater than $1 million under various conditions as agreed to by us and by the Contract Holder in writing. Any reduction or elimination of the annual Maintenance Fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

[bullet] the characteristics and nature of the group to which a Contract is issued.

[bullet] the number of eligible Participants and the program's participation rate.

[bullet] the level of the Company's anticipated expenses in administering the Contract on an ongoing basis.

We will determine any reduction or elimination of Maintenance Fees on a basis that is not unfairly discriminatory. We will make any reduction in annual Maintenance Fees according to the Company's own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Prospectus - Page 13

The following is inserted following item (h) in the "WITHDRAWAL FEE" section under "CHARGES AND FEES DURING THE ACCUMULATION PERIOD":

(i) withdrawal due to a transfer of the Individual Account Current Value to another retirement product offered by the Company under the Contract Holder's Plan under various conditions as agreed to by us and by the Contract Holder in writing.

Prospectus - Page 29
The first sentence of Appendix IV--Fixed Account is replaced with the following:

If available under your Contract, the Fixed Account is an investment option available only for amounts previously allocated to a Fixed Account under contracts that are exchanged into one or more of the Contracts.

Prospectus - Page 32
The section entitled "Deferred Sales Charge" under "Appendix VI Contracts Acquired By Exchange," is replaced with the following:

Deferred Sales Charge

Under the Acquired Contract, new Participants of the Acquired Contract will be subject to the Withdrawal Fee elected by the Contract Holder. See "Charges and Fees During the Annuity Period." The Withdrawal Fee for existing Participants of an Exchanged Contract, however, will be subject to the deferred sales charges outlined below and as previously set forth in their Exchanged Contract unless such charges are reduced or eliminated. See "Reduction or Elimination of the Deferred Sales Charge" below. In general, deferred sales charges may be deducted from amounts withdrawn during the first 10 Purchase Payment Periods completed (if the Exchanged Contract is an Installment Purchase Payment Contract) or 9 Account Years (if the Exchanged Contract is a Single Purchase Payment Contract), as set forth in the table below. In some cases, the deferred sales charge will be based on Account Years for both Installment Purchase Payment Contracts and for Single Purchase Payment Contracts. Please refer to the Contract endorsement relating to the exchange to obtain more specific information. Consult the Exchanged Contract to determine whether it is an Installment Payment Contract or Single Purchase Payment Contract. For purposes of determining if a deferred sales charge applies under an Acquired Contract, amounts received under an Exchanged Contract will be credited for the period of time during which the amount was held under an Exchanged Contract.

Prospectus - page 32
The following section is added to "Appendix VI Contracts Acquired by Exchange":

Reduction or Elimination of the Deferred Sales Charge

For a particular Plan, we may reduce, waive or eliminate the deferred sales charge for existing Participants of a Contract acquired by exchange. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charges are intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

[bullet] the level of the Company's sales-related expenses;

[bullet] the specific distribution provisions of the Plan;

[bullet] the level of employer involvement in determining eligibility for distributions under the Contract; and

[bullet] the Company's assessment of financial risk to the Company relating to withdrawals.

We will determine any reduction, waiver or elimination of deferred sales charges on a basis that is not unfairly discriminatory. We will make any reduction in deferred sales charge according to the Company's rules in effect at the time an application for an Acquired Contract is approved. We reserve the right to change these rules from time to time.




X01107-97

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account C:
               -   Statement of Assets and Liabilities as of December 31, 1996
               - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
               -   Notes to Financial Statements
               -   Independent Auditors' Report
               Financial Statements of the Depositor:
               -   Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
               -   Consolidated Balance Sheets as of December 31, 1996 and 1995
               -   Consolidated Statements of Changes in Shareholder's Equity
                   for the years ended December 31, 1996, 1995 and 1994
               -   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1996, 1995 and 1994
               -   Notes to Consolidated Financial Statements

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
        (2)    Not applicable
        (3.1)  Broker-Dealer Agreement(2)
        (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
        (4.1)  Group Combination Annuity Contract (Nonparticipating)
               (A001RP95)(3)
        (4.2) Group Combination Annuity Certificate (Nonparticipating) (A007RC95)(3)
        (4.3)  Group Combination Annuity Contract (Nonparticipating)
               (A020RV95)(3)
        (4.4) Group Combination Annuity Certificate (Nonparticipating) (A027RV95)(3)
        (4.5)  Endorsement for Exchanged Contracts (EINRP95)(3)
        (4.6)  Endorsement for Exchanged Contracts (EINRV95)(3)
        (4.7)  Endorsement for 401(a) Plans(3)
        (4.8) Endorsement (GET 9/96) for Contracts A001RP95 and A020RV95(4) (4.9) Endorsement (E1OMNI97) to Contract A001RP95(5)
        (4.10) Endorsement (E2OMNI97) to Contract A001RP95(5)

(4.11) Endorsement (3OMNI97) to Contract A001RP95(5)

(4.12) Endorsement (E1FXPL97) to Contract A001RP95(5)

(4.13) Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95(5)

(4.14) Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(5)

(4.15) Endorsement (EINRP97) to Contract A001RP95(5)

(4.16) Endorsement (E4OMNI97) to Contract A001RP95(5)

(4.17) Endorsement (EINRV97) to Contract A020RV95(5)

(4.18) Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(5)

(4.19) Endorsement (E2PAY97) to Contracts A001RP95 and A020RV95(5)

(4.20) Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95

(4.21) Form of Endorsement (EINRV98) to Contract A020RV95

(4.22) Form of Endorsement (EINRP98) to Contract A001RP95

(4.23) Form of Endorsement (ETRAN98) to Contracts A001RP95 and A020RV95

(4.24) Form of Contract Schedule I to Contract A001RP95

(4.25) Form of Contract Schedule I to Contract A020RV95

(5)    Variable Annuity Contract Application (300-MOP-IB)(6)

(6.1) Certification of Incorporation of Aetna Life Insurance and Annuity
      Company(7)

(6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and
      Annuity Company(8)


(6.3) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and
      Annuity Company(9)

(7)   Not applicable

(8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity
      Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

(8.2) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(10)

(8.3) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(5)

(8.4) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and February 11, 1997(11)

(8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity
      Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)

(8.6) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation
      Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(12)

(8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity
      Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(8)

(8.8) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation
      Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(12)

(8.9) Service Agreement between Aetna Life Insurance and Annuity Company and
      Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)

(8.10) Amendment dated January 1, 1997 to Service Agreement between Aetna Life
      Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

(8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity
      Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 30, 1995 and March 1, 1996(12)

(8.12) Fund Participation Agreement between Aetna Life Insurance and Annuity
      Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

(9)   Opinion and Consent of Counsel

(10)  Consent of Independent Auditors

(11)  Not applicable

(12)  Not applicable

(13)  Schedule for Computation of Performance Data(13)

(14)  Not applicable

(15.1) Powers of Attorney(12)

(15.2) Authorization for Signatures(2)

(27)  Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 21, 1996 (Accession No. 0000950146-97-000241).

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).

5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001307).

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

10. Incorporated by reference to Post -Effective Amendment No. 3 to Registration Statement on form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-001101).

11. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

13. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on November 30, 1995 (Accession No. 0000912057-95-010609).

Item 25.    Directors and Officers of the Depositor

Name and Principal
Business Address*                Positions and Offices with Depositor
------------------               ------------------------------------
Thomas J. McInerney              Director and President

Timothy A. Holt                  Director, Senior Vice President and Chief
                                 Financial Officer

Christopher J. Burns             Director and Senior Vice President

J. Scott Fox                     Director and Senior Vice President

John Y. Kim                      Director and Senior Vice President

Shaun P. Mathews                 Director and Senior Vice President

Glen Salow                       Director and Vice President

Deborah Koltenuk                 Vice President and Treasurer, Corporate
                                 Controller

Frederick D. Kelsven             Vice President and Chief Compliance Officer

Kirk P. Wickman                  Vice President, General Counsel and
                                 Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

Item 27.    Number of Contract Owners

    As of September 30, 1997, there were 623,589 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.    Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.    Principal Underwriter

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b) See Item 25 regarding the Depositor.

    (c) Compensation as of December 31, 1996:

   (1)                    (2)                   (3)               (4)              (5)
Name of              Net Underwriting      Compensation
Principal            Discounts and         on Redemption       Brokerage
Underwriter          Commissions           or Annuitization    Commissions     Compensation*
-----------          ----------------      ----------------    -----------     -------------
Aetna Life                                    $1,325,661                        $96,924,599
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30.    Location of Accounts and Records

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                   Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut  06156

Item 31.    Management Services

    Not applicable

Item 32.    Undertakings

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L.
        Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30th day of October, 1997.

                                    VARIABLE ANNUITY ACCOUNT C OF AETNA
                                    LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                                    By:  AETNA LIFE INSURANCE AND ANNUITY
                                         COMPANY
                                         (Depositor)

                                     By: Thomas J. McInerney*
                                         ------------------------------------
                                         Thomas J. McInerney
                                         President

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                     Date
---------                  -----                                     ----
Thomas J. McInerney*       Director and President                 )
-------------------------  (principal executive officer)          )
Thomas J. McInerney                                               )
                                                                  )
Timothy A. Holt*           Director, Senior Vice President and    )  October
-------------------------  Chief Financial Officer                )  30, 1997
Timothy A. Holt                                                   )
                                                                  )
Christopher J. Burns*      Director                               )
-------------------------                                         )
Christopher J. Burns                                              )
                                                                  )
J. Scott Fox*              Director                               )
-------------------------                                         )
J. Scott Fox                                                      )
                                                                  )
John Y. Kim*               Director                               )
-------------------------                                         )
John Y. Kim                                                       )
                                                                  )
Shaun P. Mathews*          Director                               )
-------------------------                                         )
Shaun P. Mathews                                                  )

Glen Salow*                Director                               )
-------------------------                                         )
Glen Salow                                                        )
                                                                  )
Deborah Koltenuk*          Vice President and Treasurer,          )
-------------------------  Corporate Controller                   )
Deborah Koltenuk                                                  )

By:  /s/ Julie E. Rockmore
     --------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.         Exhibit                                                                Page
-----------         -------                                                                ----
99-B.1              Resolution of the Board of Directors of Aetna Life Insurance and         *
                    Annuity Company establishing Variable Annuity Account C

99-B.3.1            Broker-Dealer Agreement                                                  *

99-B.3.2            Alternative Form of Wholesaling Agreement and Related Selling            *
                    Agreement

99-B.4.1            Group Combination Annuity Contract (Nonparticipating)                    *
                    (A001RP95)

99-B.4.2            Group Combination Annuity Certificate (Nonparticipating)                 *
                    (A007RC95)

99-B.4.3            Group Combination Annuity Contract (Nonparticipating)                    *
                    (A020RV95)

99-B.4.4            Group Combination Annuity Certificate (Nonparticipating)                 *
                    (A027RV95)

99-B.4.5            Endorsement for Exchanged Contracts (EINRP95)                            *

99-B.4.6            Endorsement for Exchanged Contracts (EINRV95)                            *

99-B.4.7            Endorsement for 401(a) Plans                                             *

99-B.4.8            Endorsement (GET 9/96) for Contracts A001RP95 and                        *
                    A020RV95

99-B.4.9            Endorsement (E1OMNI97) to Contract A001RP95                              *

99-B.4.10           Endorsement (E2OMNI97) to Contract A001RP95                              *

99-B.4.11           Endorsement (3OMNI97) to Contract A001RP95                               *

99-B.4.12           Endorsement (E1FXPL97) to Contract A001RP95                              *

99-B.4.13           Endorsement (E2FXPL97) to Contracts A001RP95 and A020RV95                *

*Incorporated by reference




Exhibit No.         Exhibit                                                                Page
-----------         -------                                                                ----
99-B.4.14           Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95                *

99-B.4.15           Endorsement (EINRP97) to Contract A001RP95                               *

99-B.4.16           Endorsement (E4OMNI97) to Contract A001RP95                              *

99-B.4.17           Endorsement (EINRV97) to Contract A020RV95                               *

99-B.4.18           Endorsement (E1PAY97) to Contracts A001RP95 and                          *
                    A020RV95

99-B.4.19           Endorsement (E2PAY97) to Contracts A001RP95 and A020RV95                 *

99-B.4.20           Endorsement (E1FXPY97) to Contracts A001RP95 and A020RV95
                                                                                          -------

99-B.4.21           Form of Endorsement (EINRV98) to Contract A020RV95                    -------

99-B.4.22           Form of Endorsement (EINRP98) to Contract A001RP95                    -------

99-B.4.23           Form of Endorsement (ETRAN98) to Contracts A001RP95 and A020RV95      -------

99-B.4.24           Form of Contract Schedule I to Contract A001RP95                      -------

99-B.4.25           Form of Contract Schedule I to Contract A020RV95                      -------


99-B.5              Variable Annuity Contract Application (300-MOP-IB)                       *

99-B.6.1            Certification of Incorporation of Aetna Life Insurance and Annuity       *
                    Company

99-B.6.2            Amendment of Certificate of Incorporation of Aetna Life Insurance        *
                    and Annuity Company

99-B.6.3            By-Laws, as amended September 17, 1997, of Aetna Life Insurance          *
                    and Annuity Company

99-B.8.1            Fund Participation Agreement between Aetna Life Insurance and            *
                    Annuity Company and Calvert Asset Management Company
                    (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert
                    Socially Responsible Series) dated March 13, 1989 and amended
                    December 12, 1993

99-B.8.2            Second Amendment dated January 1, 1996 to Fund Participation             *
                    Agreement between Aetna Life Insurance and Annuity Company and
                    Calvert Asset Management Company (Calvert Responsibly Invested
                    Balanced Portfolio, formerly Calvert Socially Responsible Series)
                    dated March 13, 1989 and amended December 27, 1993

*Incorporated by reference



Exhibit No.         Exhibit                                                                Page
-----------         -------                                                                ----
99-B.8.3            Third Amendment dated February 11, 1997 to Fund Participation            *
                    Agreement between Aetna Life Insurance and Annuity Company and
                    Calvert Asset Management Company (Calvert Responsibly Invested
                    Balanced Portfolio, formerly Calvert Socially Responsible Series)
                    dated March 13, 1989 and amended December 27, 1993 and
                    January 1, 1997

99-B.8.4            Fourth Amendment dated February 28, 1997 to Fund Participation           *
                    Agreement between Aetna Life Insurance and Annuity Company and
                    Calvert Asset Management Company (Calvert Responsibly Invested
                    Balanced Portfolio, formerly Calvert Socially Responsible Series)
                    dated March 13, 1989 and amended December 27, 1993, January 1,
                    1996 and February 11, 1997

99-B.8.5            Fund Participation Agreement between Aetna Life Insurance and            *
                    Annuity Company, Variable Insurance Products Fund and Fidelity
                    Distributors Corporation dated February 1, 1994 and amended on
                    December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                    and March 1, 1996

99-B.8.6            Fifth Amendment, dated as of May 1, 1997, to the Fund Participation      *
                    Agreement between Aetna Life Insurance and Annuity Company,
                    Variable Insurance Products Fund and Fidelity Distributors
                    Corporation dated February 1, 1994 and amended on December 15,
                    1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1,
                    1996

99-B.8.7            Fund Participation Agreement between Aetna Life Insurance and            *
                    Annuity Company, Variable Insurance Products Fund II and Fidelity
                    Distributors Corporation dated February 1, 1994 and amended on
                    December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                    and March 1,1996

99-B.8.8            Fifth Amendment, dated as of May 1, 1997, to the Fund Participation      *
                    Agreement between Aetna Life Insurance and Annuity Company,
                    Variable Insurance Products Fund II and Fidelity Distributors
                    Corporation dated February 1, 1994 and amended on December 15,
                    1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1,
                    1996

*Incorporated by reference



Exhibit No.         Exhibit                                                                 Page
-----------         -------                                                                 ----
99-B.8.9            Service Agreement between Aetna Life Insurance and Annuity               *
                    Company and Fidelity Investments Institutional Operations
                    Company dated as of November 1, 1995

99-B.8.10           Amendment dated January 1, 1997 to Service Agreement between             *
                    Aetna Life Insurance and Annuity Company and Fidelity
                    Investments Institutional Operations Company dated as of November
                    1, 1995

99-B.8.11           Fund Participation Agreement between Aetna Life Insurance                *
                    and Annuity Company and Janus Aspen Series dated April 19,
                    1994 and amended June 15, 1994, July 30, 1995 and March 1,
                    1996

99-B.8.12           Fund Participation Agreement between Aetna Life Insurance and            *
                    Annuity Company and Lexington Management Corporation
                    regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.9              Opinion and Consent of Counsel
                                                                                          -------

99-B.10             Consent of Independent Auditors
                                                                                          -------

99-B.13             Schedule for Computation of Performance Data                             *

99-B.15.1           Powers of Attorney                                                       *

99-B.15.2           Authorization for Signatures                                             *

27                  Financial Data Schedule
                                                                                          -------

*Incorporated by reference